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September 11, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Separate Account VA-7 of Transamerica Life Insurance and Annuity Company File No. 333-57697, 811-08835, CIK 1044604
      Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA-7 of Transamerica Life Insurance and Annuity Company, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc.; The Alger American Fund; Alliance Variable Products Series Fund, Inc.; Dreyfus Variable Investment Fund - Service Class; Janus Aspen Series; MFS(R) Variable Insurance Trust(SM); Morgan Stanley Universal Institutional Funds, Inc.; OCC Accumulation Trust; and PIMCO Variable Insurance Trust.

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

..   AEGON/Transamerica Series, Fund (CIK: 778207) filed August 26, 2002
..   The Alger American Fund (CIK: 832566) filed August 22, 2002
..   Alliance Variable Products Series Fund, Inc. (CIK: 825316) filed August 19,
    2002
..   Dreyfus Variable Investment Fund - Service Class (CIK: 813383) filed
    August 28, 2002
..   Janus Aspen Series (CIK: 906185) filed August 21, 2002
..   MFS(R)Variable Insurance Trust(SM) (CIK: 918571) filed August 29, 2002
..   Morgan Stanley Universal Institutional Funds, Inc. (CIK: 1011378) filed
    August 26, 2002
..   OCC Accumulation Trust (CIK: 923185) filed August 16, 2002
..   PIMCO Variable Insurance Trust (CIK: 1047304) filed September 5, 2002


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel